Total
DSS AmericaFirst Defensive Growth Fund
Investment Objective:
The Fund seeks to achieve capital appreciation through all market cycles.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 28 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DSS AmericaFirst Defensive Growth Fund - USD ($)	DSS AmericaFirst Defensive Growth Fund Class A	DSS AmericaFirst Defensive Growth Fund Class U	DSS AmericaFirst Defensive Growth Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DSS AmericaFirst Defensive Growth Fund		DSS AmericaFirst Defensive Growth Fund Class A	DSS AmericaFirst Defensive Growth Fund Class U	DSS AmericaFirst Defensive Growth Fund Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none
Other Expenses		5.91%	5.88%	5.64%
Acquired Fund Fees and Expenses	[2]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		7.79%	8.51%	7.27%
Fee Waiver and Reimbursement	[3]	(4.94%)	(5.16%)	(4.93%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.85%	3.35%	2.34%
[1]	Presented at maximum amount.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 2.45%, 2.95% and 1.94% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2024. This agreement may be terminated by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DSS AmericaFirst Defensive Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	[custom:RiskTextBlock]
DSS AmericaFirst Defensive Growth Fund Class A	774	2,244	3,633	6,780
DSS AmericaFirst Defensive Growth Fund Class U	579	2,207	3,723	7,071
DSS AmericaFirst Defensive Growth Fund Class I	237	1,696	3,090	6,306
Aerospace Risk [Member]					The aerospace and defense industry may be significantly affected by changes in government regulations and spending policies, changes in economic conditions and industry consolidation
Consumer Staples Risk [Member]					Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions. This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand
Credit Risk [Member]					There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund
E T F Risk [Member]					When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
Fixed Income Risk [Member]					When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments)
Foreign Currency Risk [Member]					Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar
Healthcare Sector Risk [Member]					The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence
Inverse E T F [Member]					Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
Leveraged E T F [Member]					Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
Management Risk [Member]					The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results
Real Estate Risk [Member]					Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate
Security Risk [Member]					The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
Small Med Cap Stock [Member]					The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like
Stock Market Risk [Member]					Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
Stock Value Risk [Member]					Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth
Tracking Risk [Member]					Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
Turnover Risk [Member]					Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
Utilities Sector Risk [Member]					In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 500.70% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, a range of approximately 70% to 100% of its net assets in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a rules-based strategy. Equity securities include common stock. The Fund may not meet its target range during rebalancing transitions as well as upon the discretion of the Fund’s investment advisor.

The Fund seeks to select stocks of historically “defensive” industries. Defensive companies tend to offer basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies. The Advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products. Industries that are comprised primarily of defensive, non-cyclical companies would include, but are not limited to, Consumer Staples (example: food products, cosmetics & toiletries, brewing, soft drinks, food processing and retail), Healthcare (pharmaceuticals, health care services, medical supplies and equipment), Aerospace & Defense (companies engaged in the production of spacecraft and commercial military and private aircraft), and Utilities (electric, natural gas and water utilities as well as telephone services). Under normal market conditions, the Fund may overweight portfolio investments primarily in securities in the consumer staples and healthcare sectors which represent numerous industries. These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

The Fund may also take short equity positions through inverse ETFs or individual equities from any industry in an attempt to reduce volatility and risk in unfavorable market conditions. Depending upon market conditions and prospects as determined by the Advisor’s quantitative approach, the Fund may target having approximately 0% to 30% of its assets in short positions under normal market conditions. The Fund may target having approximately 70% to 100% of its assets in long positions under normal market conditions. The Fund will invest in securities of companies regardless of market capitalization. The Fund will rebalance a significant portion of its holdings, based on the Advisor’s quantitative approach, on a quarterly basis or more frequent basis. The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Advisor’s rules-based approach takes into account and weight such variables that may include operating earnings yield, price momentum, share buyback, trading liquidity and others when selecting long positions. In selecting short positions, the Advisor’s rules-based approach considers such variables including, but not limited to, poor relative price momentum, poor technical indicators and poor fundamentals. The Fund may employ seasonal and/or market timing trading strategies based upon the Advisor’s quantitative approach.

Principal Risks of Investing in the Fund: As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund. ·Aerospace and Defense Sector Risk. The aerospace and defense industry may be significantly affected by changes in government regulations and spending policies, changes in economic conditions and industry consolidation. ·Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions. This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. ·Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. ·ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar years since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Defensive Growth Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of DSS AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter: Mar-13 13.65% Worst Quarter: Sep-21 -22.82%
The year-to-date return as of the most recent calendar quarter which ended September 30, 2023 was -9.67%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - DSS AmericaFirst Defensive Growth Fund		1 Year	5 Years	10 Years
DSS AmericaFirst Defensive Growth Fund Class A		(9.52%)	(5.50%)	(0.92%)
DSS AmericaFirst Defensive Growth Fund Class A | After Taxes on Distributions		(9.52%)	(5.50%)	(1.69%)
DSS AmericaFirst Defensive Growth Fund Class A | After Taxes on Distributions and Sales		(5.64%)	(4.07%)	(0.92%)
DSS AmericaFirst Defensive Growth Fund Class I		(4.22%)	(4.05%)	0.25%
DSS AmericaFirst Defensive Growth Fund Class U		(7.60%)	(5.47%)	(1.17%)
Lipper Alternative Long Short	[1]	(5.91%)	3.04%	3.87%
[1]	The Lipper Alternative Long/Short Equity Fund Index is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Long/Short Equity classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

DSS AmericaFirst Defensive Growth Fund | Risk Lose Money [Member]
you could lose money on your investment in the Fund
DSS AmericaFirst Defensive Growth Fund | Aerospace Risk [Member]
The aerospace and defense industry may be significantly affected by changes in government regulations and spending policies, changes in economic conditions and industry consolidation
DSS AmericaFirst Defensive Growth Fund | Consumer Staples Risk [Member]
Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions. This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand
DSS AmericaFirst Defensive Growth Fund | Credit Risk [Member]
There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund
DSS AmericaFirst Defensive Growth Fund | E T F Risk [Member]
When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
DSS AmericaFirst Defensive Growth Fund | Fixed Income Risk [Member]
When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments)
DSS AmericaFirst Defensive Growth Fund | Foreign Currency Risk [Member]
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar
DSS AmericaFirst Defensive Growth Fund | Healthcare Sector Risk [Member]
The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence
DSS AmericaFirst Defensive Growth Fund | Inverse E T F [Member]
Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
DSS AmericaFirst Defensive Growth Fund | Leveraged E T F [Member]
Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
DSS AmericaFirst Defensive Growth Fund | Management Risk [Member]
The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results
DSS AmericaFirst Defensive Growth Fund | Real Estate Risk [Member]
Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate
DSS AmericaFirst Defensive Growth Fund | Security Risk [Member]
The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
DSS AmericaFirst Defensive Growth Fund | Small Med Cap Stock [Member]
The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like
DSS AmericaFirst Defensive Growth Fund | Stock Market Risk [Member]
Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
DSS AmericaFirst Defensive Growth Fund | Stock Value Risk [Member]
Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth
DSS AmericaFirst Defensive Growth Fund | Tracking Risk [Member]
Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
DSS AmericaFirst Defensive Growth Fund | Turnover Risk [Member]
Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
DSS AmericaFirst Defensive Growth Fund | Utilities Sector Risk [Member]
In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects
DSS AmericaFirst Income Fund
Investment Objective:
The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation. The Fund seeks total return as a secondary investment objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 28 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DSS AmericaFirst Income Fund - USD ($)	DSS AmericaFirst Income Fund Class A	DSS AmericaFirst Income Fund Class U	DSS AmericaFirst Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	2.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DSS AmericaFirst Income Fund		DSS AmericaFirst Income Fund Class A	DSS AmericaFirst Income Fund Class U	DSS AmericaFirst Income Fund Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none
Other Expenses		1.13%	1.18%	1.07%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		2.70%	3.50%	2.39%
Fee Waiver and Reimbursement	[3]	(0.18%)	(0.48%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.52%	3.02%	1.73%
[1]	Presented at maximum amount.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 2.20%, 2.70% and 1.40% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2024. This agreement may be terminated by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DSS AmericaFirst Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	[custom:RiskTextBlock]
DSS AmericaFirst Income Fund Class A	645	1,188	1,757	3,298
DSS AmericaFirst Income Fund Class U	499	1,209	1,941	3,868
DSS AmericaFirst Income Fund Class I	179	682	1,216	2,676
Credit Risk [Member]					There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund
E T F Risk [Member]					When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
Fixed Income Risk [Member]					When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments)
Foreign Currency Risk [Member]					Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar
Inverse E T F [Member]					Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
Leveraged E T F [Member]					Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
Management Risk [Member]					The Advisor’s reliance on the portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results
Real Estate Risk [Member]					Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate
Security Risk [Member]					The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
Small Med Cap Stock [Member]					The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like
Stock Market Risk [Member]					Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
Tracking Risk [Member]					Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
Turnover Risk [Member]					Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
High Yield Risk [Member]					High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities
Interest Rate Risk [Member]					Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened
M L P Risk [Member]					Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum
Preferred Stock [Member]					The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 446.89% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to provide investors with a stream of income through dividends and interest; and total return through capital appreciation, together, with lower volatility than the overall stock market. To achieve this goal, the Fund’s Advisor employs a comprehensive approach incorporating screening, macroeconomic analysis, fundamental analysis and technical analysis. Securities that the Fund invests in may include (but are not limited to) stocks, preferred stocks, master limited partnerships (“MLPs”), convertible preferred stock, convertible bonds, real estate investment trusts (“REITs”), and bonds (including high-yield securities, commonly called “junk bonds”). The Fund may hold significantly higher than normal short-term cash positions during rebalancing or when market conditions warrant. The Fund invests without restriction as to issuer capitalization, maturity, credit quality or whether the security is foreign or domestic. Foreign bonds may include both domestic and sovereign bonds. Additionally, the Fund may invest in the shares of investment companies that are exchange-traded funds (“ETFs”) that invest in securities that are consistent with the Fund’s investment objective and policies. These ETFs include those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

Principal Risks of Investing in the Fund: As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund. ·Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. ·ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons. ·Fixed Income Risk. When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). ·Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. ·High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities. ·Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. ·Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present. ·Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Income Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, as a series of DSS AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter: Dec-20 13.64% Worst Quarter: Mar-20 -21.07%
The year-to-date return as of the most recent calendar quarter which ended September 30, 2023 was -3.50%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - DSS AmericaFirst Income Fund		1 Year	5 Years	10 Years
DSS AmericaFirst Income Fund Class A		(12.62%)	(2.20%)	0.38%
DSS AmericaFirst Income Fund Class A | After Taxes on Distributions		(15.66%)	(5.25%)	(2.62%)
DSS AmericaFirst Income Fund Class A | After Taxes on Distributions and Sales		(7.39%)	(2.84%)	(0.91%)
DSS AmericaFirst Income Fund Class I		(8.61%)	(0.66%)	1.55%
DSS AmericaFirst Income Fund Class U		(11.42%)	(2.31%)	0.07%
Lipper Flexible Portfolio	[1]	(15.19%)	4.55%	6.15%
S&P 500 High Dividend Index	[2]	(1.12%)	6.03%	9.82%
[1]	The Lipper Flexible Portfolio Funds Index is composed of funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. The Fund has adopted the Lipper Flexible Portfolio Funds Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.
[2]	The S&P 500 High Dividend Index is comprised of 80 high yield companies within the S&P 500 Index and is equally weighted. The Fund has adopted this index as its primary broad based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

DSS AmericaFirst Income Fund | Risk Lose Money [Member]
you could lose money on your investment in the Fund
DSS AmericaFirst Income Fund | Credit Risk [Member]
There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund
DSS AmericaFirst Income Fund | E T F Risk [Member]
When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
DSS AmericaFirst Income Fund | Fixed Income Risk [Member]
When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments)
DSS AmericaFirst Income Fund | Foreign Currency Risk [Member]
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar
DSS AmericaFirst Income Fund | Inverse E T F [Member]
Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
DSS AmericaFirst Income Fund | Leveraged E T F [Member]
Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
DSS AmericaFirst Income Fund | Management Risk [Member]
The Advisor’s reliance on the portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results
DSS AmericaFirst Income Fund | Real Estate Risk [Member]
Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate
DSS AmericaFirst Income Fund | Security Risk [Member]
The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
DSS AmericaFirst Income Fund | Small Med Cap Stock [Member]
The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. In addition, stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like
DSS AmericaFirst Income Fund | Stock Market Risk [Member]
Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
DSS AmericaFirst Income Fund | Tracking Risk [Member]
Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
DSS AmericaFirst Income Fund | Turnover Risk [Member]
Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
DSS AmericaFirst Income Fund | High Yield Risk [Member]
High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities
DSS AmericaFirst Income Fund | Interest Rate Risk [Member]
Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened
DSS AmericaFirst Income Fund | M L P Risk [Member]
Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum
DSS AmericaFirst Income Fund | Preferred Stock [Member]
The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
Investment Objective:
The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 28 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DSS AmericaFirst Monthly Risk-On Risk-Off Fund - USD ($)	DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A	DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U	DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DSS AmericaFirst Monthly Risk-On Risk-Off Fund		DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A	DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U	DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none
Other Expenses		2.14%	2.13%	2.16%
Acquired Fund Fees and Expenses	[2]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		3.57%	4.31%	3.34%
Fee Waiver and Reimbursement	[3]	(0.70%)	(0.94%)	(1.72%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.87%	3.37%	1.62%
[1]	Presented at maximum amount.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 2.45%, 2.95% and 1.20% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2024. This agreement may be terminated by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DSS AmericaFirst Monthly Risk-On Risk-Off Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	[custom:RiskTextBlock]
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A	776	1,478	2,201	4,101
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U	581	1,441	2,313	4,546
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I	165	867	1,592	3,514
E T F Risk [Member]					When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
Fixed Income Risk [Member]					When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments)
Foreign Currency Risk [Member]					Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar
Inverse E T F [Member]					Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
Leveraged E T F [Member]					Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
Management Risk [Member]					The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results
Real Estate Risk [Member]					Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate
Security Risk [Member]					The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
Small Med Cap Stock [Member]					The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures
Stock Market Risk [Member]					Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
Stock Value Risk [Member]					Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth
Tracking Risk [Member]					Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
Turnover Risk [Member]					Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
Interest Rate Risk [Member]					Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened
M L P Risk [Member]					Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum
Preferred Stock [Member]					The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments
Liquidity Risk [Member]					Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations
Technology Sector [Member]					Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 326.36% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective primarily through long positions in global equity and fixed income securities. The Fund will invest in equity securities regardless of market capitalization and regardless of industry sector. With regard to fixed income securities, the Fund invests primarily in U.S. Treasury notes, bonds or Treasury ETFs.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, of domestic or foreign issuers, U.S. Treasury bonds, exchange-traded portfolios (“Exchange Traded Portfolios”) including those with inverse market exposure, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). For purposes of the strategy, the Fund defines Exchange Traded Portfolios to include exchange traded funds (“ETFs”) that issue shares that are approved for listing and trading on a national securities exchange. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Risk-on risk-off refers to the dynamic real-time assessment of risk and changes in investment allocation in response to stock market and economic conditions. The Fund’s Advisor defines risk-on assets as equities and risk-off assets as Treasury notes and bonds, gold, and other asset-classes with low historical correlations to stocks. The Advisor assess risks and returns at least monthly. When applicable, the Fund may rebalance a significant portion of its equity holdings to “risk off” asset classes.

Principal Risks of Investing in the Fund: As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund. ·ETF Risk. When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons. ·Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). ·Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. ·Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. ·Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present. ·Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. ·Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. ·Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. ·MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

The Fund was reorganized on January 4, 2013 from the AmericaFirst Absolute Return Fund (“the Predecessor Fund”), a series of the Mutual Fund Series Trust, into a series of DSS AmericaFirst Quantitative Funds, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter: Dec-13 13.03% Worst Quarter: Mar-20 -14.38%
The year-to-date return as of the most recent calendar quarter which ended September 30, 2023 was -2.93%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - DSS AmericaFirst Monthly Risk-On Risk-Off Fund		1 Year	5 Years	10 Years
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A		(17.03%)	(2.45%)	2.35%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | After Taxes on Distributions		(17.03%)	(2.45%)	2.34%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | After Taxes on Distributions and Sales		(10.08%)	(1.85%)	1.83%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I		(11.46%)	(0.25%)	3.96%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U		(15.18%)	(2.43%)	2.10%
Lipper Absolute Return	[1]	(6.36%)	0.92%	1.67%
[1]	The Lipper Absolute Return Funds Index is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Absolute Return Funds classification, which is defined as those funds that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Risk Lose Money [Member]
you could lose money on your investment in the Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | E T F Risk [Member]
When the Fund invests in another investment company, including an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Fixed Income Risk [Member]
When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments)
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Foreign Currency Risk [Member]
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Inverse E T F [Member]
Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Leveraged E T F [Member]
Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Management Risk [Member]
The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Real Estate Risk [Member]
Because of its investment in REITs, the Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Security Risk [Member]
The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Small Med Cap Stock [Member]
The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Stock Market Risk [Member]
Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Stock Value Risk [Member]
Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Tracking Risk [Member]
Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Turnover Risk [Member]
Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Interest Rate Risk [Member]
Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | M L P Risk [Member]
Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Preferred Stock [Member]
The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Liquidity Risk [Member]
Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | Technology Sector [Member]
Technology companies face intense competition and may face obsolescence due to rapid technological developments. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies
DSS AmericaFirst Large Cap Share Buyback Fund
Investment Objective:
The Fund’s investment objective is to provide you with growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 28 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DSS AmericaFirst Large Cap Share Buyback Fund - USD ($)	DSS AmericaFirst Large Cap Share Buyback Fund Class A	DSS AmericaFirst Large Cap Share Buyback Fund Class U	DSS AmericaFirst Large Cap Share Buyback Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DSS AmericaFirst Large Cap Share Buyback Fund		DSS AmericaFirst Large Cap Share Buyback Fund Class A	DSS AmericaFirst Large Cap Share Buyback Fund Class U	DSS AmericaFirst Large Cap Share Buyback Fund Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none
Other Expenses		2.81%	2.83%	2.76%
Total Annual Fund Operating Expenses		4.31%	5.08%	4.01%
Fee Waiver and Reimbursement	[2]	(2.31%)	(2.33%)	(2.25%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.00%	2.75%	1.76%
[1]	Presented at maximum amount.
[2]	The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 1.75%, 2.50% and 1.50% for Class A, Class U and Class I, respectively. These expense limitations will remain in effect until at least October 31, 2024. This agreement may be terminated by the Fund’s Board of Trustees on written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DSS AmericaFirst Large Cap Share Buyback Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	[custom:RiskTextBlock]
DSS AmericaFirst Large Cap Share Buyback Fund Class A	693	1,542	2,403	4,608
DSS AmericaFirst Large Cap Share Buyback Fund Class U	521	1,533	2,544	5,063
DSS AmericaFirst Large Cap Share Buyback Fund Class I	179	1,015	1,868	4,075
E T F Risk [Member]					When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
Inverse E T F [Member]					Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
Leveraged E T F [Member]					Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
Management Risk [Member]					The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results
Security Risk [Member]					The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
Small Med Cap Stock [Member]					The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures
Stock Market Risk [Member]					Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
Stock Value Risk [Member]					Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth
Tracking Risk [Member]					Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
Turnover Risk [Member]					Because the Fund will rebalance its holdings at least every four months, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
Buyback Strategy [Member]					The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226.73% of the average value of the portfolio.

Principal Investment Strategies:

The Fund invests primarily in the common stocks of large capitalization domestic companies that have engaged in repurchasing a portion of the company’s outstanding shares over the last year. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in large capitalization companies, which the Advisor defines as companies with a market capitalization of $10 billion or more at the time of purchase, that have purchased their own stock over the last year. While the Fund will primarily invest in large capitalization companies, it may also invest in small or medium capitalization companies from time to time and when the large capitalization companies in which the Fund invests lose capitalization between purchase and rebalancing of the portfolio.

The Fund’s investment advisor, DSS Wealth Management, Inc. (the “Advisor”), applies fundamental, technical and/or valuation criteria to select from a universe of large capitalization companies that have purchased their own stock over the last twelve months. The Advisor analyses the companies based on market capitalizations, the size of their buyback ratio (the amount the company has bought back), and their risk-adjusted price momentum and value momentum. The companies selected for the Fund’s portfolio remain in the portfolio until the portfolio is rebalanced. The portfolio is rebalanced as often as every month in order to remove stocks that are no longer attractive or add stocks that have become attractive according to the investment criteria used by the Advisor, which could result in high portfolio turnover.

The Fund’s strategy is based on the premise that stocks of companies that purchase their own stock will perform well because share buybacks are a signal to the market that the management of a company believes the company’s shares are undervalued.

The Fund may also execute a portion of its equity strategy by investing in ETFs, including those with inverse market exposure and leveraged ETFs. Inverse ETFs are designed to produce results opposite to market direction, which may serve to hedge portfolio investments. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. The Advisor does not rebalance inverse ETFs positions daily to adjust for daily changes in the reference index. Leveraged ETFs seek to use financial derivatives and debt to amplify the returns of an underlying index.

Principal Risks of Investing in the Fund: As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund. ·Buyback Strategy Risk. The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value. ·ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons. ·Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present. ·Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. ·Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-217-8501.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter: Jun-20 16.54% Worst Quarter: Mar-20 -25.96%
The year-to-date return as of the most recent calendar quarter which ended September 30, 2023 was 6.20%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - DSS AmericaFirst Large Cap Share Buyback Fund		1 Year	5 Years	Since Inception [1]
DSS AmericaFirst Large Cap Share Buyback Fund Class A		(16.94%)	3.93%	5.36%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | After Taxes on Distributions		(17.12%)	1.52%	3.23%
DSS AmericaFirst Large Cap Share Buyback Fund Class A | After Taxes on Distributions and Sales		(9.96%)	2.16%	3.40%
DSS AmericaFirst Large Cap Share Buyback Fund Class I		(12.47%)	5.38%	6.73%
DSS AmericaFirst Large Cap Share Buyback Fund Class U		(15.48%)	3.74%	5.10%
Lipper MultiCap Core	[2]	(17.99%)	7.89%	9.67%
S&P 500 Buyback	[3]	(10.92%)	9.54%	11.31%
[1]	The inception date of the Fund’s shares is January 31, 2017.
[2]	The Lipper Multi-Cap Core Funds Index is composed of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Fund has adopted this index as its primary broad based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.
[3]	The S&P 500 Buyback Index is composed of the top 100 stocks with the highest buyback ratios in the S&P 500 Index.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

DSS AmericaFirst Large Cap Share Buyback Fund | Risk Lose Money [Member]
you could lose money on your investment in the Fund
DSS AmericaFirst Large Cap Share Buyback Fund | E T F Risk [Member]
When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons
DSS AmericaFirst Large Cap Share Buyback Fund | Inverse E T F [Member]
Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Unexpected results include an Inverse ETF failing to rise in price despite a drop in the reference index. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present
DSS AmericaFirst Large Cap Share Buyback Fund | Leveraged E T F [Member]
Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time
DSS AmericaFirst Large Cap Share Buyback Fund | Management Risk [Member]
The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results
DSS AmericaFirst Large Cap Share Buyback Fund | Security Risk [Member]
The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio
DSS AmericaFirst Large Cap Share Buyback Fund | Small Med Cap Stock [Member]
The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures
DSS AmericaFirst Large Cap Share Buyback Fund | Stock Market Risk [Member]
Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen
DSS AmericaFirst Large Cap Share Buyback Fund | Stock Value Risk [Member]
Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth
DSS AmericaFirst Large Cap Share Buyback Fund | Tracking Risk [Member]
Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities
DSS AmericaFirst Large Cap Share Buyback Fund | Turnover Risk [Member]
Because the Fund will rebalance its holdings at least every four months, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions
DSS AmericaFirst Large Cap Share Buyback Fund | Buyback Strategy [Member]
The announcement of a share buyback and other selection criteria used in selecting portfolio securities may not be accurate predictors of future share performance. The Fund’s returns will be adversely affected if the Advisor selects stocks that subsequently decline in value